UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 – December 31, 2013

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013 (Unaudited)

Shares	Security Description	Value
Common Stock - 107.7%
Consumer Discretionary - 24.2%
210,938	Bwin.Party Digital Entertainment PLC	$429,992
12,285	Charter Communications, Inc., Class A (a)	1,680,097
30,435	Gannett Co., Inc.	900,267
11,925	Hudson's Bay Co.	201,285
28,667	Jarden Corp. (a)	1,758,720
17,770	Macy's, Inc.	948,918
41,050	News Corp., Class A (a)	739,721
8,980	The Madison Square Garden Co., Class A (a)	517,068
38,825	Twenty-First Century Fox, Inc., Class A	1,365,863
26,605	Visteon Corp. (a)	2,178,683
		10,720,614

Energy - 20.1%
16,135	Baker Hughes, Inc. (a)	891,620
85,075	Golar LNG, Ltd.	3,087,372
25,740	Golar LNG Partners LP	778,635
19,505	Gulfmark Offshore, Inc.	919,271
65,125	Scorpio Tankers, Inc.	767,824
38,805	Seadrill, Ltd.	1,594,109
28,300	Seadrill Partners LLC	877,300
		8,916,131

Financials - 8.9%
38,328	Arch Capital Group, Ltd. (a)	2,287,798
37,355	Willis Group Holdings PLC	1,673,878
		3,961,676

Health Care - 23.6%
35,370	Abbott Laboratories	1,355,732
12,199	Actavis PLC (a)	2,049,432
74,750	Alere, Inc. (a)	2,705,950
15,005	Express Scripts Holding Co. (a)	1,053,951
23,470	Hospira, Inc. (a)	968,842
7,935	Laboratory Corp. of America Holdings (a)	725,021
14,545	Thermo Fisher Scientific, Inc.	1,619,586
		10,478,514
Industrials - 7.9%
8,470	FedEx Corp.	1,217,732
38,485	Republic Services, Inc.	1,277,702
25,820	Sensata Technologies Holding NV (a)	1,001,041
		3,496,475

Information Technology - 17.4%
27,165	eBay, Inc. (a)	1,491,087
24,600	Fidelity National Information Services, Inc.	1,320,528
34,380	NeuStar, Inc., Class A (a)	1,714,187
19,635	ViaSat, Inc. (a)	1,230,133
48,150	Yahoo!, Inc. (a)	1,947,186
		7,703,121

Materials - 4.8%
67,845	Dominion Diamond Corp. (a)	974,254
9,800	Monsanto Co.	1,142,190
		2,116,444

Telecommunications Services - 0.8%
94,125	Cincinnati Bell, Inc. (a)	335,085

Total Common Stock (Cost $38,881,735)		47,728,060

Money Market Funds - 3.5%
1,543,105	Dreyfus Cash Management Fund, 0.00% (b) (Cost $1,543,105)	1,543,105

Total Investments - 111.2% (Cost $40,424,840)*		$49,271,165
Other Assets & Liabilities, Net - (11.2)%		(4,946,422)
NET ASSETS - 100.0%		$44,324,743

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2013.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$9,006,916
	Gross Unrealized Depreciation	(160,591)
	Net Unrealized Appreciation	$8,846,325

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2013:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$47,728,060
	Level 2 - Other Significant Observable Inputs	1,543,105
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$49,271,165

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund.  Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE

INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 14, 2014

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 14, 2014